OIL AND NATURAL GAS PROPERTIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of July 31,	As of October 31,
	2023	2022
Oil and gas properties – not subject to amortization	$9,045,333	$5,836,232
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$9,045,333	$5,836,232

The following tables summarize the Company’s oil and gas activities.

	As of October 31,	As of October 31,
	2022	2021
Oil and gas properties – not subject to amortization	$5,836,232	$5,583,720
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$5,836,232	$5,583,720

SCHEDULE OF ASSETS ACQUISITION

South Salinas Project
Cash	$300,000
Note Payable – Related Party (Note 5 and Note 8)	3,700,000
Common shares issued (4.9M shares at an estimated fair value of $0.70)	3,438,544
Total consideration	$7,438,544

SCHEDULE OF FAIR VALUE OF ASSET ACQUISITION
South Salinas Project
Acquired unproved oil and gas properties	$5,583,720
Advance to operators	1,900,000
Assumed ARO liabilities	(45,176)
Total consideration	$7,438,544